Investment Portfolio - Government and Corporate Securities - Summary of Group Held Securities In Excess (Details) $ in Thousands	Dec. 31, 2021 ARS ($)
BCRA [Member] | Book Value [Member]
Disclosure Of Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity [Line Items]
Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity	$ 107,693,328
BCRA [Member] | Market Value [Member]
Disclosure Of Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity [Line Items]
Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity	107,693,328
Argentine Government [Member] | Book Value [Member]
Disclosure Of Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity [Line Items]
Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity	81,948,263
Argentine Government [Member] | Market Value [Member]
Disclosure Of Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity [Line Items]
Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity	$ 81,948,263